Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 02, 2011
Transamerica Hanlon Managed Income VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik00077820_SupplementTextBlock

Transamerica Hanlon Managed Income VP

Effective on or about June 15, 2011, the portfolio's name and the investment objective will be as follows:

NAME:

Transamerica Hanlon Income VP

INVESTMENT OBJECTIVE:

Seeks income and capital appreciation.

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Managed Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's bond allocation will vary between 0% and 100% of its net assets (which may include domestic and non-U.S. government and corporate bonds of any credit rating including junk bonds). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged bond and currency-related underlying portfolios, and subject to an overall cap of 50% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.